Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements (Tables) [Line Items]
Schedule of financial instruments that are measured at fair value on a recurring basis
		December 31,
	Level	2020	2021
Financial liabilities:
SAFE	3	$27,207	$325
Warrant liability	3	19,346	383

Financial assets:
FCA	3	(203)	—
Reduced principal payment derivative	3	(16)	—
		$46,334	$708

Schedule of key inputs used in the valuation of the SAFE
Input	December 31, 2021	January 2021 Initial measurement
Expected fair value per share of Preferred Shares	$68.10	$54.94
Expected fair value per share of Ordinary Shares	$38.53	$41.43
Probability of equity financing occurrence	5%	50%
Probability of liquidity event occurrence	95%	50%
Probability of dissolution occurrence	0%	0%
Discount upon conversion to Preferred Share	10%	10%
Time to liquidity (years)	0.5	1
Risk-Free Interest	0.19%	0.1%
Underlying asset volatility	62.67	102.9%

Schedule of key inputs used in the valuation of the investor warrant liability
Input	December 31, 2021	December 31, 2020	September 30, 2020 Initial measurement
Exercise price	$36.91	$36.91	$36.91
Time to liquidation (years)	0.5	1	1.25
Risk free rate	0.19%	0.1%	0.01%
Expected Volatility	62.67%	102.9%	118.4%
Probability of initial public offering occurrence	95%	50%	50%
Probability of equity financing occurrence	5%	50%	50%
Input	December 31, 2021	October 13, 2021 Initial Measurement	March 25, 2021 Initial Measurement
Exercise price	$0.01 – $36.909	$0.01	$36.909
Time to liquidation (years)	0.5	0.22	0.75
Risk free rate	0.19%	0.05%	0.06%
Expected Volatility	62.67%	59.65%	93.96%
Probability of initial public offering occurrence	95%	60%	50%
Probability of equity financing occurrence	5%	40%	50%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
SAFE
Balance as of January 1, 2020	$—
Issuance of SAFE	325
Balance as of December 31, 2020	325
Issuance of SAFE	1,675
Change in fair value	25,207
Balance as of December 31, 2021	$27,207
Warrant liability
Balance as of January 1, 2020	$—
Issuance of investors warrants	286
Change in fair value	97
Balance as of December 31, 2020	383
Issuance of Discount warrants	1,144
Change in fair value	17,819
Balance as of December 31, 2021	$19,346
	FCA	Reduced Principal payment derivative
Balance as of December 31, 2020	$—	$—
Issuance of FCA	256	16
Change in fair value	(12)	(*
Exercise of FCA	(65)	—
Balance as of December 31, 2021	$203	$16

Moringa Acquisition Corp [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy
	Level	June 30, 2022	December 31, 2021
Assets:
Money market funds held in Trust Account	1	115,179,099	115,006,372
Liabilities:
Private Warrant Liability	3	28,804	160,341

	Level	December 31, 2021
Assets:
Money market funds held in Trust Account	1	115,006,372
Liabilities:
Private Warrant Liability	3	160,341

Schedule of quantitative information regarding level 3 fair value measurements inputs
	June 30, 2022	December 31, 2021
Share price	$10.0	10.0
Strike price	$11.5	11.5
Volatility	50%	50%
Risk-free interest rate	3.00%	1.26%
Dividend yield	0.00%	0.00%

As of December 31, 2021
Share price	$10.0
Strike price	$11.5
Term (in years)	5.5
Volatility	50%
Risk-free interest rate	1.26%
Dividend yield	0.00%

Schedule of derivative warrant liabilities
In U.S. dollars
Value of private warrant liability measured with Level 3 inputs at Initial Measurement	342,684
Change in fair value of private warrant liability measured with Level 3 inputs	(182,343)
Transfer in/out	—
Value of warrant liability measured with Level 3 inputs at December 31, 2021	160,341